Lease financing	12 Months Ended
Dec. 31, 2019
Lease Financing
Lease financing:

7.       Lease Commitments:

 New financing through bareboat leases during the year ended December 31, 2019:

On March 29, 2019, the Company entered into an agreement to sell Star Pisces to SK Shipholding S.A. and simultaneously entered into a seven-year bareboat charter for the vessel. Pursuant to the terms of the bareboat charter, the Company pays a daily bareboat charter hire rate monthly plus interest, and the Company has an option to purchase the vessel starting on the third anniversary of the vessel’s delivery to the Company at a pre-determined, amortizing purchase price. The Company also has an obligation to purchase the vessel at the expiration of the bareboat term at a purchase price of $7,628. The amount of $19,125 provided under the agreement which was concluded in April 2019, was used to pay the remaining amount of $11,671 under the NIBC $32,000 Facility (Note 9).

On May 22, 2019, the Company entered into an agreement to sell Star Libra to Ocean Trust Co. Ltd. and simultaneously entered into a seven-year bareboat charter for the vessel. Pursuant to the terms of the bareboat charter, the Company pays a daily bareboat charter hire rate quarterly plus interest, and the Company has an option to purchase the vessel at any time after the vessel’s delivery to the Company at a pre-determined, amortizing purchase price. The Company also has an obligation to purchase the vessel at the expiration of the bareboat term at a purchase price of $18,107. The amount of $33,950 provided under the agreement which was concluded in July 2019, was used to pay the remaining amount under the previous lease agreement for Star Libra with CSSC.

On July 10, 2019, the Company entered into an agreement to sell Star Challenger to Kyowa Sansho Co. Ltd. and simultaneously entered into an eleven-year bareboat charter party for the vessel. Pursuant to the terms of the bareboat charter, the Company pays a daily bareboat charter hire rate monthly plus a variable amount and the Company has an option to purchase the vessel starting on the third anniversary of vessel’s delivery to the Company at a pre-determined, amortizing purchase price. The Company also has an obligation to purchase the vessel at the expiration of the bareboat term. The amount of $15,000 provided under the agreement was used to pay the remaining amount of approximately $10,874 under the then existing loan agreement with HSH.

In order to finance the cash portion of the consideration for the acquisition of the Delphin Vessels (Note 5), in July 2019, the Company entered, for each of the subject vessels, into an agreement to sell each such vessel and simultaneously entered into a seven-year bareboat charter party contract with affiliates of CMBL for the vessel upon delivery of the vessel from Delphin. CMBL agreed to provide an aggregate finance amount of $91,431. Pursuant to the terms of each bareboat charter, the Company pays CMBL a fixed bareboat charter hire rate in quarterly installments plus interest. Under the terms of the bareboat charter, the Company has options to purchase each vessel starting on the first anniversary of such vessel’s delivery to the Company, at a pre-determined, amortizing purchase price, while it has an obligation to purchase each vessel at the expiration of the bareboat term at a purchase price ranging from $975 to $3,379. In addition the Company has obtained exhaust gas cleaning systems (the “Delphin Scrubbers”) for all of the Delphin Vessels which will be financed through an additional amount of $15,000, in aggregate, under the bareboat charter party contracts mentioned above. As of December 31, 2019 no amount for Delphin Scrubbers had been drawn.

Pre- existing financing through bareboat leases:

The Company is party to separate bareboat charter party contracts with affiliates of New Yangzijiang shipyard regarding the Ultramax vessels Idee Fixe, Roberta, Laura and Kaley. Pursuant to the terms of each bareboat charter, the Company pays New Yangzijiang a pre-agreed daily bareboat charter hire rate on a 30-days advance basis. In addition, the Company has monthly purchase options to acquire each vessel at a pre-determined, amortizing-during-the-charter-period price. On the eighth anniversary of the delivery of each vessel, the Company has the obligation to purchase the vessel at a purchase price of $6,000. The Company took delivery of these four vessels during the year ended December 31, 2015.

In order to finance the cash portion of the consideration related to the Songa Vessel Purchase Transaction (Note 5), in July 2018, the Company entered, for each of the subject vessels, into an agreement to sell each such vessel and simultaneously entered into a bareboat charter party contract with affiliates of CMBL to bareboat charter the vessel for five years upon delivery of the vessel from Songa. CMBL agreed to provide an aggregate finance amount of $180,000; $19,600 to be used to finance the acquisition and installation of exhaust gas cleaning systems for the respective vessels (the “Songa Scrubbers”). Pursuant to the terms of each bareboat charter, the Company pays CMBL a fixed bareboat charter hire rate in quarterly installments plus interest. Under the terms of the bareboat charter, the Company has options to purchase each vessel starting on the second anniversary of such vessel’s delivery to the Company, at a pre-determined, amortizing purchase price, while it has an obligation to purchase each vessel at the expiration of the bareboat term at a purchase price ranging from $2,200 to $8,400. In September and November 2019, the Company drew a total amount of $12,165 out of $19,600 total available amount provided by CMBL for the Songa Scrubbers.

On September 27, 2018, the Company entered, into an agreement to sell the vessels Star Eleni and Star Leo and simultaneously entered into two bareboat charter party contracts with affiliates of CMBL to bareboat charter each one of the respective vessels for five years. CMBL provided in aggregate a finance amount of $57,346, which the Company used to repay the outstanding amount of $58,112 in aggregate, under the then-existing lease agreements of the two vessels with CSSC. Pursuant to the terms of the bareboat charters, the Company pays CMBL a fixed bareboat charter hire rate in quarterly installments plus interest. Under the terms of the bareboat charters, the Company has options to purchase the vessels from year two onwards each at a pre-determined, amortizing purchase price, while it has an obligation to purchase the vessel at the expiration of the bareboat term at a purchase price of $18,231 for vessel Star Eleni and $20,000 for vessel Star Leo.

In December 2018, the Company sold and simultaneously entered into a bareboat charter party contract with an affiliate of Kyowa Sansho to bareboat charter the vessel Star Fighter for ten years. Pursuant to the terms of the bareboat charter, the Company pays a daily bareboat charter hire rate payable monthly plus a variable amount. Under the terms of the bareboat charter, the Company has an option to purchase the vessel starting on the third anniversary of the vessel’s delivery to the Company at a pre-determined, amortizing purchases price, while it has an obligation to purchase the vessel at the expiration of the bareboat term at a purchase price of $2,450. The amount of $16,125 provided under the respective agreement was used to pay the remaining amount of approximately $11,958 under the then-existing loan agreement with HSH.

During the twelve-month period ended December 31, 2019, the Company repaid the outstanding amounts under the lease agreements of Star Magnanimus, Star Ariadne, Star Laetitia, Star Sienna, Star Virgo, Star Marisa, Star Karlie, Katie K, Debbie H and Star Ayesha with CSSC. The lease agreements were refinanced with the proceeds from the following loan facilities: (i) ING $100,600 Facility, (ii) E.SUN Facility, (iii) SEB Facility, (iv) Citibank $62,600 Facility, (v) CTBC Facility and (vi) CEXIM $106,470 Facility. In addition the Company repaid the outstanding amount under the lease agreement of Star Alessia (ex-ABY Asia) using the amount drawn under the ING $100,600 Facility (Note 9).

Some of the Company’s bareboat lease agreements contain financial covenants similar to those included in the Company’s credit facilities described in detail in Note 9 below.

Based on applicable accounting guidance, the Company determined that the sale and lease back transactions described above are in substance merely financing arrangements due to the accompanying purchase obligations included in the Company’s bareboat agreements and therefore did not derecognize the transferred vessels while the corresponding financing amount under the bareboat agreements was recorded as lease liability and presented as Lease financing. The remaining bareboat lease arrangements have been classified as finance leases and as a result, in accordance with the applicable lease accounting guidance (Note 2), the Company as lessee has recognized a right-of-use asset for each bareboat charter reflected within “Vessels and other fixed assets, net” and a corresponding lease liability being reflected within “Lease financing”. As of December 31, 2018 and 2019, the net book value of the bareboat chartered vessels, described above, was $992,777 and $798,863, respectively, with accumulated amortization of $51,956, and $72,555 respectively. In addition, the depreciation and amortization, respectively, of these bareboat chartered vessels is included within “Depreciation expense” in the consolidated statement of operations. The corresponding interest expense on the lease financing activities related to all bareboat charters for the years December 31, 2017, 2018 and 2019 was $12,590, $26,825 and $27,251, respectively, and is included within “Interest and finance costs” in the consolidated statement of operations.

The payments made during the years ended December 31, 2017, 2018 and 2019, in connection with the Company’s bareboat leases including lease payments, prepayments due to refinancing and lease interest were $20,985, $113,865 and $478,807, respectively.

The payments required to be made after December 31, 2019, for the outstanding bareboat lease obligations recognized on the balance sheet, as described above (the variable portion of which is based on the 3-month LIBOR of 1.908% as of December 31, 2019), are as follows:

Twelve month periods ending	Amount
December 31, 2020	$69,820
December 31, 2021	68,255
December 31, 2022	66,144
December 31, 2023	137,160
December 31, 2024	25,809
December 31, 2025 and thereafter	122,318
Total bareboat lease minimum payments	$489,506
Unamortized debt issuance costs	(3,936)
Total bareboat lease minimum payments, net	$485,570
Excluding bareboat lease interest	(63,594)
Lease commitments – short term	52,145
Lease commitments – long term	369,831